REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS	REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS
The Company has a comprehensive offering of products and services, including software and technologies, that are sold to a variety of customers in multiple end markets. See the following disaggregated revenue table and related discussions by reportable business segment for details:

	Years Ended December 31,
	2023	2022	2021
Aerospace Technologies
Commercial Aviation Original Equipment	$2,397	$2,089	$1,720
Commercial Aviation Aftermarket	6,241	5,108	4,155
Defense and Space	4,986	4,630	5,151
Net Aerospace Technologies sales	13,624	11,827	11,026
Industrial Automation
Sensing and Safety Technologies	2,733	2,860	3,123
Productivity Solutions and Services	1,313	1,739	1,778
Process Solutions	5,267	4,731	4,611
Warehouse and Workflow Solutions	1,443	2,308	2,913
Net Industrial Automation sales	10,756	11,638	12,425
Building Automation
Products	3,583	3,638	3,173
Building Solutions	2,448	2,362	2,366
Net Building Automation sales	6,031	6,000	5,539
Energy and Sustainability Solutions
UOP	2,586	2,404	2,348
Advanced Materials	3,653	3,592	3,054
Net Energy and Sustainability Solutions sales	6,239	5,996	5,402
Corporate and All Other	12	5	—
Net sales	$36,662	$35,466	$34,392
In July 2022, the Company realigned certain business units within the Industrial Automation reportable business segment. The Safety and Retail business unit, which included the gas detection and safety business, combined with the Advanced Sensing Technologies business unit to form the Sensing and Safety Technologies business unit. The Company recast historical periods to reflect this realignment.
Aerospace Technologies – A global supplier of products, software, and services for aircrafts that it sells to original equipment manufacturers (OEM) and other customers in a variety of end markets including: air transport, regional, business and general aviation aircraft, airlines, aircraft operators, and defense and space contractors. Aerospace Technologies products and services include auxiliary power units, propulsion engines, environmental control systems, integrated avionics, wireless connectivity services, electric power systems, engine controls, flight safety, communications, navigation hardware, data and software applications, radar and surveillance systems, aircraft lighting, management and technical services, advanced systems and instruments, satellite and space components, aircraft wheels and brakes, and thermal systems. Aerospace Technologies also provides spare parts, repair, overhaul, and maintenance services (principally to aircraft operators), and sells licenses or intellectual property to other parties. Our Honeywell Forge solutions enable our customers to turn data into predictive maintenance and predictive analytics to enable better fleet management and make flight operations more efficient.
Industrial Automation – A global provider of industrial automation solutions that deliver intelligent, sustainable, and secure operations for customers in oil and gas, petrochemicals, life sciences, metals and mining, and warehouse and logistics segments. With millions of installed assets, Industrial Automation deploys outcome-based solutions to increase asset utilization; improve operational efficiency and labor productivity; reduce carbon emissions with less energy consumption; and enhance cyber security for critical infrastructure and operational assets. Industrial Automation offerings include automation control and instrumentation products and services; smart energy products; sensing technologies with an array of custom-engineered sensors and services; gas detection technologies and personal protective equipment; and system design, advanced automation equipment, software and analytics for manufacturing, distribution and fulfillment operations. These products and services are combined with proprietary machine learning and artificial intelligence algorithms in products and projects which are digitally enabled through our industry leading industrial Internet of Things (IoT) platform, Honeywell Forge.
Building Automation – A global provider of products, software, solutions, and technologies that enable building owners and occupants to ensure their facilities are safe, energy efficient, sustainable, and productive. Building Automation products and services include advanced software applications for building control and optimization; sensors, switches, control systems, and instruments for energy management; access control; video surveillance; fire products; and installation, maintenance, and upgrades of systems. Our Honeywell Forge solutions enable our customers to digitally manage buildings, connecting data from different assets to enable smart maintenance, improve building performance, and even protect from incoming security threats.
Energy and Sustainability Solutions – A global provider of industry leading technology, processing, and licensing capabilities combined with material science capabilities and innovative chemistry to offer focused solutions that are integral to facilitating the world's energy transition. The reportable business segment is comprised of UOP and Advanced Materials business units. The UOP business provides sustainable aviation fuels, petrochemical & refining technologies, and carbon management solutions across multiple sectors through process technology solutions, products, including catalysts and adsorbents, equipment and aftermarket services. The Advanced Materials business provides customers with its Solstice lower global warming potential refrigeration and heating solutions, Spectra fibers for high end protective armor and medical applications, and leading-edge semiconductor materials. Our Honeywell Forge solutions serve customer asset productivity and efficiency needs by providing connectivity, data integration, and software solutions to generate a holistic view of their operations.
Corporate and All Other – Corporate and All Other includes revenue from Honeywell's majority-owned investment in Quantinuum. Through Quantinuum, Honeywell provides a wide range of service offerings of fully integrated quantum computing hardware and software solutions.
See Note 22 Segment Financial Data for a summary by disaggregated product and services sales for each reportable business segment.
The Company recognizes revenue arising from performance obligations outlined in contracts with its customers that are satisfied at a point in time and over time. The disaggregation of the Company's revenue based off timing of recognition is as follows:

	Years Ended December 31,
	2023	2022	2021
Products, transferred point in time	58%	59%	58%
Products, transferred over time	12	14	17
Net product sales	70	73	75
Services, transferred point in time	10	8	8
Services, transferred over time	20	19	17
Net service sales	30	27	25
Net sales	100%	100%	100%
CONTRACT BALANCES
The Company tracks progress on satisfying performance obligations under contracts with customers. The related billings and cash collections are recorded in the Consolidated Balance Sheet in Accounts receivable—net and Other assets (unbilled receivables (contract assets) and billed receivables), and Accrued liabilities and Other liabilities (customer advances and deposits (contract liabilities)). Unbilled receivables arise when the timing of cash collected from customers differs from the timing of revenue recognition, such as when contract provisions require specific milestones to be met before a customer can be billed. Contract assets are recognized when the revenue associated with the contract is recognized prior to billing and derecognized when billed in accordance with the terms of the contract. Contract liabilities are recorded when customers remit contractual cash payments in advance of the Company satisfying performance obligations under contractual arrangements, including those with performance obligations to be satisfied over a period of time. Contract liabilities are derecognized when revenue is recorded, either when a milestone is met triggering the contractual right to bill or when the performance obligation is satisfied.
Contract balances are classified as assets or liabilities on a contract-by-contract basis at the end of each reporting period.
The following table summarizes the Company's contract assets and liabilities balances:

	2023	2022
Contract assets—January 1	$2,294	$2,060
Contract assets—December 31	2,013	2,294
Change in contract assets—increase (decrease)	(281)	234
Contract liabilities—January 1	(4,583)	(4,290)
Contract liabilities—December 31	(4,326)	(4,583)
Change in contract liabilities—decrease (increase)	257	(293)
Net change	$(24)	$(59)
For the years ended December 31, 2023, and 2022, the Company recognized revenue of $2,070 million and $1,838 million, respectively, that was previously included in the beginning balance of contract liabilities.
Contract assets included $1,949 million and $2,265 million of unbilled balances under long-term contracts as of December 31, 2023, and 2022, respectively. These amounts are billed in accordance with the terms of customer contracts to which they relate.
When contracts are modified to account for changes in contract specifications and requirements, the Company considers whether the modification either creates new or changes the existing enforceable rights and obligations. Contract modifications for goods or services and not distinct from the existing contract, due to the significant integration with the original good or service provided, are accounted for as if they were part of that existing contract. The effect of a contract modification on the transaction price and the Company's measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue (either as an increase in or a reduction of revenue) on a cumulative catch-up basis. When the modifications include additional performance obligations that are distinct and at relative stand-alone selling price, they are accounted for as a new contract and performance obligation, which are recognized prospectively.
PERFORMANCE OBLIGATIONS
A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is defined as the unit of account. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. When the Company's contracts with customers require highly complex integration or manufacturing services that are not separately identifiable from other promises in the contracts and, therefore, not distinct, then the entire contract is accounted for as a single performance obligation. In situations when the Company's contracts include distinct goods or services that are substantially the same and have the same pattern of transfer to the customer over time, they are recognized as a series of distinct goods or services. For any contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation based on the estimated relative stand-alone selling price of each distinct good or service in the contract. For product sales, each product sold to a customer typically represents a distinct performance obligation. In such cases, the observable stand-alone sales are used to determine the stand-alone selling price.
Performance obligations are satisfied as of a point in time or over time. Performance obligations are supported by contracts with customers, providing a framework for the nature of the distinct goods, services or bundle of goods and services. The timing of satisfying the performance obligation is typically indicated by the terms of the contract.
The following table outlines the Company's remaining performance obligations disaggregated by reportable business segment:

December 31, 2023
Aerospace Technologies	$13,898
Industrial Automation	6,227
Building Automation	7,302
Energy and Sustainability Solutions	4,303
Corporate and All Other[1]	47
Total performance obligations[2]	$31,777

1	The remaining performance obligations within Corporate and All Other relate to the Quantinuum business.
2	Effective March 31, 2022, performance obligations exclude contracts with customers related to Russia as collectability is not reasonably assured.
Performance obligations recognized as of December 31, 2023 will be satisfied over the course of future periods. The Company's disclosure of the timing for satisfying the performance obligation is based on the requirements of contracts with customers. However, from time to time, these contracts may be subject to modifications, impacting the timing of satisfying the performance obligations. Performance obligations expected to be satisfied within one year and greater than one year are 60% and 40%, respectively.
The timing of satisfaction of the Company's performance obligations does not significantly vary from the typical timing of payment. Typical payment terms of the Company's fixed price over time contracts include progress payments based on specified events or milestones or based on project progress. For some contracts, the Company may be entitled to receive an advance payment.
The Company applied the practical expedient for certain revenue streams to exclude the value of remaining performance obligations for (i) contracts with an original expected term of one year or less or (ii) contracts for which the Company recognizes revenue in proportion to the amount the Company has the right to invoice for services performed.